INSURANCE LIABILITIES - Direct Variable Annuity Contracts with GMDB and GMIB Features (Detail) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Dec. 31, 2017
Account values invested in:
Policyholder age			70 years	70 years
GMDB
Account values invested in:
Investment in Separate Account Investment Options	$ 94,672	$ 86,890	$ 95,299	$ 94,672
Range of contractually specified interest rates	3.50%	3.60%
GMIB
Account values invested in:
Investment in Separate Account Investment Options	$ 62,286	$ 57,849	61,279	62,286
Range of contractually specified interest rates	16.80%	11.80%
Direct Variable Annuity | GMDB
Account values invested in:
General Account	$ 14,195		14,398	14,195
Investment in Separate Account Investment Options	94,670		95,299	94,670
Net amount at risk assumed	17,527		18,205	17,527
Net amount at risk, net of amounts reinsured	16,906		$ 17,615	$ 16,906
Average attained age of policyholders			55 years 6 months	55 years 2 months 12 days
Percentage of policyholders over age 70			18.70%	18.10%
Direct Variable Annuity | GMDB | Minimum
Account values invested in:
Range of contractually specified interest rates			3.00%	3.00%
Direct Variable Annuity | GMDB | Maximum
Account values invested in:
Range of contractually specified interest rates			6.50%	6.50%
Direct Variable Annuity | GMIB
Account values invested in:
General Account	316		$ 294	$ 316
Investment in Separate Account Investment Options	62,286		61,279	62,286
Net amount at risk assumed	7,255		6,546	7,255
Net amount at risk, net of amounts reinsured	6,036		$ 5,508	$ 6,036
Average attained age of policyholders			69 years 2 months 12 days
Weighted average years remaining until annuitization			7 months 6 days	10 months 25 days
Direct Variable Annuity | GMIB | Minimum
Account values invested in:
Range of contractually specified interest rates			3.00%	3.00%
Direct Variable Annuity | GMIB | Maximum
Account values invested in:
Range of contractually specified interest rates			6.50%	6.50%
Return of Premium | Direct Variable Annuity | GMDB
Account values invested in:
General Account	13,821		$ 14,046	$ 13,821
Investment in Separate Account Investment Options	45,815		47,293	45,815
Net amount at risk assumed	169		162	169
Net amount at risk, net of amounts reinsured	169		$ 162	$ 169
Average attained age of policyholders			51 years 7 months 6 days	51 years 3 months 19 days
Percentage of policyholders over age 70			9.90%	9.60%
Ratchet | Direct Variable Annuity | GMDB
Account values invested in:
General Account	109		$ 102	$ 109
Investment in Separate Account Investment Options	9,556		9,522	9,556
Net amount at risk assumed	57		53	57
Net amount at risk, net of amounts reinsured	53		$ 50	$ 53
Average attained age of policyholders			66 years 9 months 18 days	66 years 4 months 24 days
Percentage of policyholders over age 70			42.20%	40.20%
Roll-Up | Direct Variable Annuity | GMDB
Account values invested in:
General Account	65		$ 62	$ 65
Investment in Separate Account Investment Options	3,515		3,418	3,515
Net amount at risk assumed	1,961		1,892	1,961
Net amount at risk, net of amounts reinsured	1,344		$ 1,305	$ 1,344
Average attained age of policyholders			73 years 4 months 24 days	73 years
Percentage of policyholders over age 70			64.90%	63.10%
Roll-Up | Direct Variable Annuity | GMDB | Minimum
Account values invested in:
Range of contractually specified interest rates			3.00%	3.00%
Roll-Up | Direct Variable Annuity | GMDB | Maximum
Account values invested in:
Range of contractually specified interest rates			6.00%	6.00%
Roll-Up | Direct Variable Annuity | GMIB
Account values invested in:
General Account	23		$ 21	$ 23
Investment in Separate Account Investment Options	21,195		21,549	21,195
Net amount at risk assumed	918		753	918
Net amount at risk, net of amounts reinsured	287		$ 236	$ 287
Average attained age of policyholders			70 years 6 months
Weighted average years remaining until annuitization			1 year 7 months 6 days	1 year 8 months 12 days
Roll-Up | Direct Variable Annuity | GMIB | Minimum
Account values invested in:
Range of contractually specified interest rates			3.00%	3.00%
Roll-Up | Direct Variable Annuity | GMIB | Maximum
Account values invested in:
Range of contractually specified interest rates			6.00%	6.00%
Combo | Direct Variable Annuity | GMDB
Account values invested in:
General Account	200		$ 188	$ 200
Investment in Separate Account Investment Options	35,784		35,066	35,784
Net amount at risk assumed	15,340		16,098	15,340
Net amount at risk, net of amounts reinsured	15,340		$ 16,098	$ 15,340
Average attained age of policyholders			68 years 9 months 18 days	68 years 3 months 19 days
Percentage of policyholders over age 70			49.10%	46.50%
Combo | Direct Variable Annuity | GMDB | Minimum
Account values invested in:
Range of contractually specified interest rates			3.00%	3.00%
Combo | Direct Variable Annuity | GMDB | Maximum
Account values invested in:
Range of contractually specified interest rates			6.50%	6.00%
Combo | Direct Variable Annuity | GMIB
Account values invested in:
General Account	293		$ 273	$ 293
Investment in Separate Account Investment Options	41,091		39,730	41,091
Net amount at risk assumed	6,337		5,793	6,337
Net amount at risk, net of amounts reinsured	$ 5,749		$ 5,272	$ 5,749
Average attained age of policyholders			69 years 1 month 6 days
Weighted average years remaining until annuitization			7 months 6 days	9 months 18 days
Combo | Direct Variable Annuity | GMIB | Minimum
Account values invested in:
Range of contractually specified interest rates			3.00%	3.00%
Combo | Direct Variable Annuity | GMIB | Maximum
Account values invested in:
Range of contractually specified interest rates			6.50%	6.50%